PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of fully depreciated assets and commitments for future purchases - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of fully depreciated assets and commitments for future purchases [Abstract]
Gross book value of fully depreciated property, plant and equipment still in use		$ 206,497	$ 261,792
Commitments for the acquisition of aircraft	[1]	$ 7,500,000	$ 7,390,000

[1]	According to the manufacturer’s price list.